Lease agreements - Lease liabilities - General information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Total lease liabilities	€ 8,065	€ 7,371	€ 6,932	€ 6,531
Non-current lease liabilities	6,696	5,875	5,593
Current lease liabilities	€ 1,369	€ 1,496	€ 1,339